Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents, adjusted cost	$ 14,183	$ 15,275
Recurring
Assets
Cash and cash equivalents and marketable securities, adjusted cost	155,078
Marketable securities, unrealized losses	(391)
Total financial assets, fair value	154,687
Recurring | Cash and Cash Equivalent
Assets
Total financial assets, fair value	4,863
Recurring | Marketable Securities
Assets
Total financial assets, fair value	149,824
Recurring | Level 1 | Money Market Funds
Assets
Cash and cash equivalents, adjusted cost	4,863
Cash and cash equivalents, fair value	4,863
Recurring | Level 1 | Money Market Funds | Cash and Cash Equivalent
Assets
Cash and cash equivalents, fair value	4,863
Recurring | Level 2
Liabilities
Total financial liabilities	155
Recurring | Level 2 | Private Placement Warrants
Liabilities
Warrant liability	155
Recurring | Level 2 | Asset-backed securities
Assets
Marketable securities, adjusted cost	26,491
Marketable securities, unrealized losses	(68)
Marketable securities, fair value	26,423
Recurring | Level 2 | Asset-backed securities | Marketable Securities
Assets
Marketable securities, fair value	26,423
Recurring | Level 2 | Corporate bonds
Assets
Marketable securities, adjusted cost	48,643
Marketable securities, unrealized losses	(150)
Marketable securities, fair value	48,493
Recurring | Level 2 | Corporate bonds | Marketable Securities
Assets
Marketable securities, fair value	48,493
Recurring | Level 2 | Commercial paper
Assets
Marketable securities, adjusted cost	45,145
Marketable securities, fair value	45,145
Recurring | Level 2 | Commercial paper | Marketable Securities
Assets
Marketable securities, fair value	45,145
Recurring | Level 2 | U.S. Government securities
Assets
Marketable securities, adjusted cost	29,936
Marketable securities, unrealized losses	(173)
Marketable securities, fair value	29,763
Recurring | Level 2 | U.S. Government securities | Marketable Securities
Assets
Marketable securities, fair value	29,763
Recurring | Level 3
Liabilities
Embedded derivative liability	17
Total financial liabilities	110
Recurring | Level 3 | Common Stock and Series A Preferred Stock Warrants
Liabilities
Warrant liability	$ 93